Cover Page	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-12518
Entity Registrant Name	Banco Santander, S.A.
Entity Address, Address Line One	28660 Boadilla del Monte (Madrid)
Entity Address, Country	ES
Entity Central Index Key	0000891478
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY